INVENTORIES - Schedule of Inventories (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Maintenance materials and parts	R$ 1,121,058	R$ 1,000,881
Flight attendant, uniforms and others	22,767	25,288
Provision for loss	(47,944)	(53,637)	R$ (48,373)	R$ (53,553)
Total net	R$ 1,095,881	R$ 972,532